Schedule II - Valuation & Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 35.3	$ 28.8	$ 13.6
Charges to expense	21.7	3.9	11.9
Write-offs, payments and other	(7.5)	2.6	3.3
Ending balance	$ 49.5	$ 35.3	$ 28.8